Commitments and Contingencies - Other ongoing lawsuits and tax investigations (Detail) - TRY (₺) ₺ in Thousands				1 Months Ended
	Jul. 31, 2023	Jan. 29, 2021	Dec. 30, 2020	Nov. 30, 2019	Dec. 31, 2023	Dec. 31, 2022
Other Disputes [member] | Turkcell Odeme
Disclosure of commitments and contingencies [line items]
Amount of fine imposed			₺ 18,763
Administrative fine paid	₺ 1,443
Arbitration related to frequency license
Disclosure of commitments and contingencies [line items]
Amount paid with reservation of right to take legal action		₺ 13,465		₺ 128,429
Ongoing investigations and lawsuits [member]
Disclosure of commitments and contingencies [line items]
Provisions					₺ 379,519	₺ 4,629